Investment securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 11,211	$ 21,877
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	625	625
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	1,600
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	8,962	8,962
S Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	5,189
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	4,000
eTurboTouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	477	477
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	309
Shinyoptics Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 283	$ 283